DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, GOING CONCERN AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
FUTURETECH II ACQUISITION CORP [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, GOING CONCERN AND BASIS OF PRESENTATION

Note 1 - Description of Organization and Business Operations, Going Concern and Basis of Presentation

FutureTech II Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on August 19, 2021. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of June 30, 2025, the Company had not commenced any operations. All activity for the period from April 13, 2021 (inception) through June 30, 2025 relates to organizational activities, identifying a target company for a business combination, and activities in connection with the proposed Business Combination with Longevity. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Company’s initial public offering (the “Initial Public Offering”). The Company has selected December 31 as its fiscal year end.

The registration statement for the Initial Public Offering was declared effective on February 14, 2022. On February 18, 2022, the Company consummated the Initial Public Offering of 11,500,000 units (“Units” and, with respect to the shares of Class A common stock included in the Units offered, the “Public Shares”), generating gross proceeds of $115,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 520,075 private placement units (the “Private Placement Units”) at a price of $10.00 per unit in a private placement to the FutureTech Partners II LLC (the “Sponsor”), generating gross proceeds of $5,200,750, which is described in Note 4.

Following the closing of the Initial Public Offering on February 18, 2022, an amount of $117,300,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement Units was placed in a trust account (“Trust Account”), To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act of 1940 (the “Investment Company Act”), on or before the 24-month anniversary of the effective date of the registration statement relating to the Company’s Initial Public Offering, the Company maintained the investment of funds held in the Trust Account in U.S. government securities within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in money market funds investing solely in United States government treasury obligations and meeting the conditions of paragraphs (d)(1), (d)(2), (d)(3) and (d)(4) of Rule 2a-7 under the Investment Company Act (or any successor rule). Following the 24-month anniversary of the effective date of the registration statement relating to the Company’s Initial Public Offering, the Company has instructed Continental Stock Transfer & Trust Company, the trustee with respect to the Trust Account, to liquidate the U.S. government treasury obligations or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in an interest bearing bank demand deposit account until the earlier of consummation of our initial business combination or liquidation of the Company. The current yield on the funds held in the Trust Account as of April 30, 2025 is 3.25%. A portion of the interest earned on the funds held in the Trust Account may be released to us to pay our taxes, if any, and certain other expenses as permitted. Funds held in the Trust Account shall be maintained in the above-references manner until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account to the Company’s stockholders, as described below.

Transaction costs of the Initial Public Offering with the exercise of the overallotment option amounted to $5,688,352 consisting of $1,725,000 of cash underwriting fees, $3,450,000 of deferred underwriting fees and $513,352 of other costs.

Following the closing of the Initial Public Offering, $700,000 of cash was held outside of the Trust Account available for working capital purposes. As of June 30, 2025, the Company has available to it $160,723  of cash on its unaudited condensed balance sheet  and a working capital deficit of $5,484,501 . As of December 31, 2024, the Company has available to it $56,768 of cash on its audited condensed balance sheet  and a working capital deficit of $5,026,967.

Note 1 – Description of Organization and Business Operations. Going Concern and Basis of Presentation (Continued)

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. NASDAQ rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing of a definitive agreement to enter a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company had until August 18, 2025 to consummate a Business Combination, however on August 14, 2025, the stockholders of the Company approved an amendment to the Company’s amended and restated certificate of incorporation for twelve one-month extensions up to August 18, 2026 (the “Combination Period”). If the Company is unable to complete a Business Combination by the end of the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less any applicable taxes and permitted expenses and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and its board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) above to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. Accordingly, unless a Business Combination has been completed, it is the Company’s intention to redeem its Public Shares as soon as reasonably possible following the end of the Combination Period.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.20 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure its stockholders that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Note 1 – Description of Organization and Business Operations, Going Concern and Basis of Presentation (Continued)

Business Combination

On September 16, 2024, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”), with Longevity Biomedical, Inc., a Delaware corporation (“Longevity”), LBI Merger Sub, Inc., a Delaware corporation and direct, wholly-owned subsidiary of the Company (“Merger Sub”), and Bradford A. Zakes, solely in the capacity as seller representative.

The Merger Agreement provides that the parties thereto will enter into a business combination transaction (the “Longevity Business Combination” and together with the other transactions contemplated by the Merger Agreement, the “Transactions”), pursuant to which, among other things, (i) Longevity will consummate Target Acquisitions (as defined therein) upon the terms and subject to conditions set forth therein and pursuant to the Target Acquisition Agreements (as defined therein), and (ii) immediately following the consummation of the Target Acquisitions, Longevity will merge with and into Merger Sub (the “Merger”) with Longevity as the surviving company of the Merger. Following the Merger, Longevity will be a wholly-owned subsidiary of the Company. At the closing of the Transactions (the “Closing”), the Company is expected to change its name to “Longevity Biomedical, Inc.” and the Company’s common stock is expected to list on the NASDAQ Stock Market under the ticker symbol “LBIO.”

The consummation of the proposed Longevity Business Combination is subject to certain conditions as further described in the Merger Agreement.

In connection with the execution of the Merger Agreement, the sole stockholder of Longevity (the “Voting Stockholder”) has entered into a Voting and Support Agreement (the “Longevity Support Agreement”) with the Company and Longevity, pursuant to which the Voting Stockholder has agreed to, among other things, (i) vote in favor of the Merger Agreement and the transactions contemplated thereby and (ii) be bound by certain other covenants and agreements related to the Transactions. The Voting Stockholder holds sufficient shares of Longevity to cause the approval of the Transactions on behalf of Longevity.

In connection with the execution of the Merger Agreement, the Company, Longevity and the Sponsor have entered into a Voting and Support Agreement (the “Sponsor Support Agreement”). The Sponsor Support Agreement provides that the Sponsor agrees (i) to vote in favor of the proposed transactions contemplated by the Merger Agreement, (ii) to appear at the purchaser special meeting for purposes of constituting a quorum, (iii) to vote against any proposals that would materially impede the proposed transactions contemplated by the Merger Agreement, (iv) to not redeem any shares of the Company’s Common Stock held by it that may be redeemed, and (v) to waive any adjustment to the conversion ratio set forth in the Company’s amended and restated certificate of incorporation (as amended from time to time, the “Charter”) with respect to shares of the Class B Common Stock of the Company held by the Sponsor, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.

On September 20, 2024, the Company filed a Form 8-K with the SEC to report the Merger Agreement and other legal agreements relating to the Longevity Business Combination.

On February 14, 2025, the Company filed with the SEC an initial Form S-4 (Registration/Proxy Statement) regarding the Longevity Business Combination. The Company’s S-4 can be accessed on the EDGAR section of the SEC’s website at www.sec.gov.

Liquidity and Management’s Plans

At June 30, 2025, the Company had cash of $160,723 and working capital deficit of $5,484,501.

At December 31, 2024, the Company had cash of $56,768 and working capital deficit of $5,026,967.

Note 1 – Description of Organization and Business Operations, Going Concern and Basis of Presentation (Continued)

Based on the foregoing, unless the Company can raise additional capital, including continuing funding from the Sponsor, the management believes that the Company will not have sufficient working capital and borrowing capacity to meet its needs through the consummation of the Business Combination. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

In accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has evaluated that there are certain conditions and events, considered in the aggregate, that raise doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the unaudited condensed financial statements are issued, the date that the Company is required to cease all operations, except for the purpose of winding up, if a Business Combination is not consummated by such date. It is uncertain that the Company will be able to consummate an initial Business Combination by this time. If an initial Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The unaudited condensed financial statements do not include any adjustments that might result from the Company’s inability to continue as a going concern.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Separately, in October 2023, Israel and certain Iranian-backed Palestinian forces began an armed conflict in Israel, the Gaza Strip, and surrounding areas, which threatens to spread to other Middle Eastern countries including Lebanon and Iran. The impact of these conflicts and related sanctions on the world economy are not determinable as of the date of these unaudited condensed financial statements . The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these unaudited condensed financial statements.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022. Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any private investment in public equity (“PIPE”) or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

Note 1 – Description of Organization and Business Operations, Going Concern and Basis of Presentation (Continued)

Additionally, shares of our Class A Common Stock and public warrants were suspended from trading on Nasdaq on February 26, 2025 due to the Company’s violation of Nasdaq IM-5101-2. Nasdaq IM-5101-2 requires that the Company, a special purpose acquisition company, complete one or more business combinations within 36 months of the effectiveness of its initial public offering registration statement, which, in the case of the Company, would be February 14, 2025. If the Company is unable to complete an initial business combination by February 14, 2025 and seeks to extend beyond such 36-month period, such extension would violate Nasdaq IM-5101-2. Effective on October 7, 2024, Nasdaq Rule 5815 was amended to provide for the immediate suspension and delisting upon issuance of a delisting determination letter to an issuer for failure to meet the requirements of Nasdaq IM5101-02. Accordingly, because the Company could not consummate an initial business combination by February 14, 2025, on February 19, 2025, the Company received a notice from the Nasdaq stating that the Company did not comply with Nasdaq Interpretive Material IM-5101-2, and that trading of the Company’s securities on Nasdaq would be suspended at the opening of business on February 26, 2025, and a Form 25-NSE would be filed with the SEC which will remove the Company’s securities from listing on Nasdaq. The Company did not appeal Nasdaq’s determination to delist the Company securities and accordingly, the Company’s securities were suspended from trading on Nasdaq at the opening of business on February 26, 2025. On February 25, 2025, the Company received a letter of approval from FINRA to begin trading over the counter with the symbols “FTII” “FTIIU” and “FTIIW” commencing on February 26, 2025. The Company expects that Nasdaq will file a Form 25-NSE with the SEC to delist its securities, and that the delisting will become effective ten (10) days after Nasdaq files the Form 25 with the SEC to complete the delisting. The Company does not intend to file a Form 15 with the SEC to terminate the registration of its securities under the Securities Exchange Act of 1934, as amended, and expects that the Company’s securities will be quoted on the over-the-counter market. The Company intends to apply to list the securities of post-business-combination Company on The Nasdaq Capital Market upon Closing of the Business Combination. However, there is no guarantee that the listing application will be successful.

The material adverse consequences of having our securities quoted on the OTCID Mark includes our ability to consummate the Business Combination; reduced liquidity for our securities; a limited availability of market quotations for our securities; a determination that our shares of common stock are a “penny stock” which will require brokers trading in our shares of common stock to adhere to more stringent rules and possibly result in a reduced level of trading activity in the secondary trading market for our securities; a decreased ability to issue additional securities or obtain additional financing in the future; a limited amount of news and analyst coverage; and becoming a less attractive merger partner for a target company or business. We also note that if Nasdaq delists the Company’s securities from trading on its exchange and the Company is not able to list its securities on another national securities exchange, it may affect the Company’s ability to consummate its planned Business Combination with Longevity.

In addition, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity or debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the world economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate a Business Combination are not yet determinable. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 - Description of Organization and Business Operations, Going Concern and Basis of Presentation

FutureTech II Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on August 19, 2021. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2024, the Company had not commenced any operations. All activity for the period from April 13, 2021 (inception) through December 31, 2024 relates to organizational activities, identifying a target company for a business combination, and activities in connection with the proposed Business Combination with Longevity. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Company’s initial public offering (the “Initial Public Offering”). The Company has selected December 31 as its fiscal year end.

The registration statement for the Initial Public Offering was declared effective on February 14, 2022. On February 18, 2022, the Company consummated the Initial Public Offering of 11,500,000 units (“Units” and, with respect to the shares of Class A common stock included in the Units offered, the “Public Shares”), generating gross proceeds of $115,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 520,075 private placement units (the “Private Placement Units”) at a price of $10.00 per unit in a private placement to the FutureTech Partners II LLC (the “Sponsor”), generating gross proceeds of $5,200,750, which is described in Note 4.

Following the closing of the Initial Public Offering on February 18, 2022, an amount of $117,300,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement Units was placed in a trust account (“Trust Account”), To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act of 1940 (the “Investment Company Act”), on or before the 24-month anniversary of the effective date of the registration statement relating to the Company’s Initial Public Offering, the Company maintained the investment of funds held in the Trust Account in U.S. government securities within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in money market funds investing solely in United States government treasury obligations and meeting the conditions of paragraphs (d)(1), (d)(2), (d)(3) and (d)(4) of Rule 2a-7 under the Investment Company Act (or any successor rule). Following the 24-month anniversary of the effective date of the registration statement relating to the Company’s Initial Public Offering, the Company has instructed Continental Stock Transfer & Trust Company, the trustee with respect to the Trust Account, to liquidate the U.S. government treasury obligations or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in an interest bearing bank demand deposit account until the earlier of consummation of our initial business combination or liquidation of the Company. The current yield on the funds held in the Trust Account as of October 1, 2024 is 3.72%. A portion of the interest earned on the funds held in the Trust Account may be released to us to pay our taxes, if any, and certain other expenses as permitted. Funds held in the Trust Account shall be maintained in the above-references manner until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account to the Company’s stockholders, as described below.

Transaction costs of the Initial Public Offering with the exercise of the overallotment option amounted to $5,688,352 consisting of $1,725,000 of cash underwriting fees, $3,450,000 of deferred underwriting fees and $513,352 of other costs.

Following the closing of the Initial Public Offering, $700,000 of cash was held outside of the Trust Account available for working capital purposes. As of December 31, 2024, the Company has available to it $56,768 of cash on its balance sheet and a working capital deficit of $5,026,967. As of December 31, 2023, the Company has available to it $17,578 of cash on its balance sheet and a working capital deficit of $3,661,439.

Note 1 – Description of Organization and Business Operations. Going Concern and Basis of Presentation (Continued)

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. NASDAQ rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing of a definitive agreement to enter a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company has until August 18, 2025 to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination by the end of the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less any applicable taxes and permitted expenses and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and its board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) above to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. Accordingly, unless a Business Combination has been completed, it is the Company’s intention to redeem its Public Shares as soon as reasonably possible following the end of the Combination Period.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.20 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure its stockholders that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Note 1 – Description of Organization and Business Operations, Going Concern and Basis of Presentation (Continued)

Business Combination

On September 16, 2024, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”), with Longevity Biomedical, Inc., a Delaware corporation (“Longevity”), LBI Merger Sub, Inc., a Delaware corporation and direct, wholly-owned subsidiary of the Company (“Merger Sub”), and Bradford A. Zakes, solely in the capacity as seller representative.

The Merger Agreement provides that the parties thereto will enter into a business combination transaction (the “Longevity Business Combination” and together with the other transactions contemplated by the Merger Agreement, the “Transactions”), pursuant to which, among other things, (i) Longevity will consummate Target Acquisitions (as defined therein) upon the terms and subject to conditions set forth therein and pursuant to the Target Acquisition Agreements (as defined therein), and (ii) immediately following the consummation of the Target Acquisitions, Longevity will merge with and into Merger Sub (the “Merger”) with Longevity as the surviving company of the Merger. Following the Merger, Longevity will be a wholly-owned subsidiary of the Company. At the closing of the Transactions (the “Closing”), the Company is expected to change its name to “Longevity Biomedical, Inc.” and the Company’s common stock is expected to list on the NASDAQ Stock Market under the ticker symbol “LBIO.”

The consummation of the proposed Longevity Business Combination is subject to certain conditions as further described in the Merger Agreement.

In connection with the execution of the Merger Agreement, the sole stockholder of Longevity (the “Voting Stockholder”) has entered into a Voting and Support Agreement (the “Longevity Support Agreement”), pursuant to which the Voting Stockholder has agreed to, among other things, (i) vote in favor of the Merger Agreement and the transactions contemplated thereby and (ii) be bound by certain other covenants and agreements related to the Transactions. The Voting Stockholder holds sufficient shares of Longevity to cause the approval of the Transactions on behalf of Longevity.

In connection with the execution of the Merger Agreement, the Company, the Sponsor has entered into a Voting and Support Agreement (the “Sponsor Support Agreement”). The Sponsor Support Agreement provides that the Sponsor agrees (i) to vote in favor of the proposed transactions contemplated by the Merger Agreement, (ii) to appear at the purchaser special meeting for purposes of constituting a quorum, (iii) to vote against any proposals that would materially impede the proposed transactions contemplated by the Merger Agreement, (iv) to not redeem any shares of the Company’s Common Stock held by it that may be redeemed, and (v) to waive any adjustment to the conversion ratio set forth in the Company’s amended and restated certificate of incorporation (as amended from time to time, the “Charter”) with respect to shares of the Class B Common Stock of the Company held by the Sponsor, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.

On September 20, 2024, the Company filed a Form 8-K with the SEC to report the Merger Agreement and other legal agreements relating to the Longevity Business Combination.

On February 14, 2025, the Company filed with the SEC an initial Form S-4 (Registration/Proxy Statement) regarding the Longevity Business Combination. The Company’s S-4 can be accessed on the EDGAR section of the SEC’s website at www.sec.gov.

Liquidity and Management’s Plans

At December 31, 2024, the Company had cash of $56,768 and working capital deficit of $5,026,967.

At December 31, 2023, the Company had cash of $17,578 and working capital deficit of $3,661,439.

Note 1 – Description of Organization and Business Operations, Going Concern and Basis of Presentation (Continued)

Based on the foregoing, unless the Company can raise additional capital, including continuing funding from the Sponsor, the management believes that the Company will not have sufficient working capital and borrowing capacity to meet its needs through the consummation of the Business Combination. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

In accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has evaluated that there are certain conditions and events, considered in the aggregate, that raise doubt about the Company’s ability to continue as a going concern through until August 18, 2025 , the date that the Company is required to cease all operations, except for the purpose of winding up, if a Business Combination is not consummated by such date. It is uncertain that the Company will be able to consummate an initial Business Combination by this time. If an initial Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the Company’s inability to continue as a going concern.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Separately, in October 2023, Israel and certain Iranian-backed Palestinian forces began an armed conflict in Israel, the Gaza Strip, and surrounding areas, which threatens to spread to other Middle Eastern countries including Lebanon and Iran. The impact of these conflicts and related sanctions on the world economy are not determinable as of the date of these financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022. Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any private investment in public equity (“PIPE”) or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

Note 1 – Description of Organization and Business Operations, Going Concern and Basis of Presentation (Continued)

Additionally, shares of our Class A Common Stock and public warrants are listed on Nasdaq. Nasdaq IM-5101-2 requires that the Company, a special purpose acquisition company, complete one or more business combinations within 36 months of the effectiveness of its initial public offering registration statement, which, in the case of the Company, would be February 14, 2025. If the Company is unable to complete an initial business combination by February 14, 2025 and seeks to extend beyond such 36-month period, such extension would violate Nasdaq IM-5101-2. Effective on October 7, 2024, Nasdaq Rule 5815 was amended to provide for the immediate suspension and delisting upon issuance of a delisting determination letter to an issuer for failure to meet the requirements of Nasdaq IM5101-02. Accordingly, because the Company could not consummate an initial business combination by February 14, 2025, on February 19, 2025, the Company received a notice from the Nasdaq stating that the Company did not comply with Nasdaq Interpretive Material IM-5101-2, and that trading of the Company’s securities on Nasdaq would be suspended at the opening of business on February 26, 2025, and a Form 25-NSE will be filed with the SEC which will remove the Company’s securities from listing on Nasdaq. The Company did not appeal Nasdaq’s determination to delist the Company securities and accordingly, the Company’s securities was suspended from trading on Nasdaq at the opening of business on February 26, 2025. On February 25, 2025, the Company received a letter of approval from FINRA to begin trading over the counter with the symbols “FTII” “FTIIU” and “FTIIW” commencing on February 26, 2025. The Company expects that Nasdaq will file a Form 25-NSE with the SEC to delist its securities, and that the delisting will become effective ten (10) days after Nasdaq files the Form 25 with the SEC to complete the delisting. The Company does not intend to file a Form 15 with the SEC to terminate the registration of its securities under the Securities Exchange Act of 1934, as amended, and expects that the Company’s securities will be quoted on the over-the-counter market.

If this were to occur, we could face significant material adverse consequences, including our ability to consummate the Business Combination; reduced liquidity for our securities; a limited availability of market quotations for our securities; a determination that our shares of common stock are a “penny stock” which will require brokers trading in our shares of common stock to adhere to more stringent rules and possibly result in a reduced level of trading activity in the secondary trading market for our securities; a decreased ability to issue additional securities or obtain additional financing in the future; a limited amount of news and analyst coverage; and becoming a less attractive merger partner for a target company or business. We also note that if Nasdaq delists the Company’s securities from trading on its exchange and the Company is not able to list its securities on another national securities exchange, it may affect the Company’s ability to consummate its planned Business Combination with Longevity.

In addition, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity or debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the world economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate a Business Combination are not yet determinable. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.